NET LOSS PER SHARE ATTRIBUTABLE TO STOCKHOLDERS (Details) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016
Reconciliation of Weighted Average Shares Used in Calculations of Basic and Diluted Net Income Per Share [Abstract]
Basic and diluted weighted average common shares (in shares)	737,069,000	649,525,000	682,234,000	649,524,942	100,000